CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Product Revenue	$ 125,035	$ 68,220	$ 339,385	$ 200,790	$ 282,145	$ 50,901
Cost of goods sold	15,369	12,827	46,503	40,866	51,954	15,094
Gross margin	109,666	55,393	292,882	159,924	230,191	35,807
Selling, general and administrative expenses	299,548	199,691	2,413,493	603,336	870,612	2,146,221
Total operating expenses	299,548	199,691	2,413,493	603,336	870,612	2,146,221
Loss from operations	(189,882)	(144,298)	(2,120,611)	(443,412)	(640,421)	(2,110,414)
Loss on settlement of debt	0	0	0	40,869	40,869	0
Interest expense	104,978	4,550	184,100	16,414	20,873	13,838
Total other ( income) expenses	104,978	4,550	184,100	57,283	61,742	13,838
Loss before income taxes	(294,860)	(148,848)	(2,304,711)	(500,695)	(702,163)	(2,124,252)
Provisions for income taxes	0	0	0	0	0	0
Net loss	$ (294,860)	$ (148,848)	$ (2,304,711)	$ (500,695)	$ (702,163)	$ (2,124,252)
Basic net loss per weighted average shares of common stock (in Dollars per share)	$ 0.00	$ 0.00	$ (0.02)	$ 0.00	$ 0.00	$ (0.02)
Diluted net loss per weighted average shares of common stock (in Dollars per share)	$ 0.00	$ 0.00	$ (0.02)	$ 0.00	$ 0.00	$ (0.02)
Basic weighted average number of shares of common stock (in Shares)	147,454,700	141,375,304	146,052,444	141,103,908	141,305,050	139,186,557
Diluted weighted average number of shares of common stock (in Shares)	147,454,700	141,375,304	146,052,444	141,103,908	141,305,050	139,186,557